Depreciation Amortization and Impairment - Schedule of Discount Rates and Growth in Perpetuity (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	12.35%	12.21%
Perpetuity growth rate	6.28%	6.29%
Discount rates	11.30%	11.99%
Perpetuity growth rate	6.50%	6.50%
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	10.00%	10.59%
Range	5.20%	5.20%
Chile [member] | Bottom of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity growth rate	30.00%
Chile [member] | Top of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity growth rate	50.00%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	11.30%	11.99%
Range	6.50%	6.50%
Colombia [member] | Bottom of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity growth rate	30.00%
Range	10.70%	11.39%
Range (RA/CV)	91.70%	93.01%
Range	5.90%	5.90%
Range (RA/CV)	93.37%	94.72%
Colombia [member] | Top of Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Perpetuity growth rate	55.00%
Range	11.90%	12.59%
Range (RA/CV)	120.90%	118.21%
Range	7.10%	7.10%
Range (RA/CV)	118.71%	116.05%